Long-Term Investments	6 Months Ended
Mar. 31, 2026
Long-Term Investments [Abstract]
LONG-TERM INVESTMENTS
8.	LONG-TERM INVESTMENTS

As of March 31, 2026 and September 30, 2025, long-term investments consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Long-term investments:
Investments accounted for using the equity method	$8,150,969	$-
Total long-term investments	$8,150,969	$-

On September 25, 2025, the Company and the original shareholder (the “Seller”) of ELEFUN GROUP CO., LIMITED (“Elefun”) entered into a Share Transfer Agreement. According to the agreement, the Seller intended to sell, and the Company intended to purchase from the Seller, an aggregate of 30% of the issued and outstanding shares of Elefun at a total price of $8,100,000. In January 2026, the transaction has been closed, and the Company has fully paid consideration.

No impairment loss was recognized during the six months ended March 31, 2026.

For the six months ended March 31, 2026, equity method investments held by the Group have not met the significance criteria as defined under Rule 10-01(b)(1) of Regulation S-X.